Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of maturity level of the lease liability - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of maturity level of the lease liability [Line Items]
Total	$ 139,795	$ 149,585
Due Within 1 Year [Member]
Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of maturity level of the lease liability [Line Items]
Total	23,391	25,526
Due After 1 Year But Within 2 Years [Member]
Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of maturity level of the lease liability [Line Items]
Total	23,390	23,461
Due After 2 Years But Within 3 years [Member]
Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of maturity level of the lease liability [Line Items]
Total	21,730	21,472
Due After 3 Years But Within 4 Years [Member]
Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of maturity level of the lease liability [Line Items]
Total	18,888	19,343
Due After 4 Years But Within 5 Years [Member]
Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of maturity level of the lease liability [Line Items]
Total	16,360	16,336
Due After 5 Years [Member]
Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of maturity level of the lease liability [Line Items]
Total	$ 36,036	$ 43,447